Goodwill (Tables)	9 Months Ended
Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

	Nine Months Ended	Year Ended
	September 30, 2020	December 31, 2019
	(in thousands)
Opening balance	$883,170	$756,260
Current period acquisitions (Note 6)	27,191	126,932
Prior period acquisitions	123	—
Foreign exchange movement	3,929	(22)

Closing balance	$914,413	$883,170